Business Combination - Impairment tests (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) tranche	Dec. 31, 2023 BRL (R$)
Disclosure of detailed information about business combination [abstract]
Projection period	5 years
Recoverable amount of asset or cash-generating unit | R$	R$ 3,222,425	R$ 2,683,399
Number of hypotheses alteration reasonably possible foreseen | tranche	2